Operating Segments (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other income and expense, net, included earnings (losses) from equity method investments
Other income and expense, net from equity method investments	$ 8.8	$ 12.5	$ 13.7
U.S. Information Services [Member]
Other income and expense, net, included earnings (losses) from equity method investments
Other income and expense, net from equity method investments	1.8	1.2	1.4
International [Member]
Other income and expense, net, included earnings (losses) from equity method investments
Other income and expense, net from equity method investments	$ 7.0	$ 11.3	$ 12.3